Long-term Borrowings (Movement of Long-term Borrowings) (Details) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)
LONG-TERM BORROWINGS [Abstract]
Long term borrowings, Beginning balance	335,330	0	$ 95,662
Add: Current year additions	718,848	335,330
Less: Current year repayment	(462,320)	0
Foreign currency translation	1,686	0
Long term borrowings, Ending balance	593,543	335,330	$ 95,662